Payments, by Project - 12 months ended Dec. 31, 2025 - CAD ($)	Taxes	Royalties	Fees	Total Payments
Agnico Eagle Australia
Total	$ 116,160,000			$ 116,160,000
Fosterville Gold Mine
Total	590,000	$ 27,910,000	$ 1,290,000	29,790,000
Northern Territory Mining Operations
Total			620,000	620,000
Exploration
Total			20,000	20,000
Jennings
Total			170,000	170,000
Greyhound
Total			30,000	30,000
Amaruq
Total		77,390,000	210,000	77,600,000
Hope Bay
Total	1,120,000		2,470,000	3,590,000
Meadowbank
Total	187,500,000	30,200,000	4,020,000	221,720,000
Meliadine
Total	117,430,000	24,160,000	2,900,000	144,490,000
Vault
Total		450,000		450,000
Wasamac
Total	170,000		240,000	410,000
Akasaba West
Total			10,000	10,000
Cobalt
Total	30,000		10,000	40,000
Detour Lake Mine
Total	368,460,000	24,330,000	11,540,000	404,330,000
Hammond Reef
Total	10,000	280,000	10,000	300,000
Holt Mine Complex
Total	250,000		20,000	270,000
Macassa Mine
Total	177,970,000	9,660,000	9,320,000	196,950,000
Sam
Total			20,000	20,000
Upper Beaver
Total		1,400,000	11,290,000	12,690,000
Bousquet
Total			20,000	20,000
Canadian Malartic
Total	316,280,000		6,530,000	322,810,000
CSD
Total	1,100,000		620,000	1,720,000
El Coco
Total			50,000	50,000
Francoeur
Total			10,000	10,000
Goldex
Total	69,260,000		4,180,000	73,440,000
Harricana
Total			10,000	10,000
Johanne
Total			10,000	10,000
Joutel
Total			30,000	30,000
Kinebik
Total			10,000	10,000
Laronde
Total	211,720,000	2,130,000	1,900,000	215,750,000
Lebel
Total			10,000	10,000
LTA
Total			10,000	10,000
Marban
Total			30,000	30,000
O3 Mining
Total	20,000		20,000	40,000
Odyssey
Total	70,000		240,000	310,000
Kittila
Total	124,000,000	18,640,000	2,890,000	145,530,000
Barqueno
Total			1,920,000	1,920,000
La India
Total	430,000		390,000	820,000
Pinos Altos
Total		$ 5,560,000	1,030,000	6,590,000
Barsele
Total	210,000			210,000
Pinos Altos & Creston Mascota
Total	$ 5,820,000		780,000	6,600,000
Regional
Total			4,080,000	4,080,000
Delta
Total			50,000	50,000
Gilt Edge
Total			290,000	290,000
Helm Bay
Total			$ 190,000	$ 190,000